Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000170903 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170903 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170903 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170903 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170903 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170903 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170903 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170903 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170903 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170903 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170903 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000170903 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000170903 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000170903 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000170903 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000170903 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000170903 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000170903 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000170903 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000170903 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000055942 | U.S. Treasury BillsFR_912797SF5_0.010000_2026-01-13
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055942 | U.S. Treasury BillsFR_912797PD3_0.010000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000055942 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000055942 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000055942 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055942 | U.S. Treasury BillsFR_912797SE8_0.010000_2026-01-06
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055942 | U.S. Treasury BillsFR_912797SG3_0.010000_2026-01-20
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000055942 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055942 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055942 | U.S. Treasury BillsFR_912797SR9_0.010000_2026-02-17
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055942 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	107.30%
C000055943 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055943 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055943 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055943 | FICCBA TRI PARTY REPO AFR_942NHH006_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000055943 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000055943 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055943 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055943 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055943 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.700149_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055943 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.807149_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055943 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000055943 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000029566 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029566 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029566 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029566 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029566 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029566 | FICCBA TRI PARTY REPO AFR_942NHH006_1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029566 | U.S. Treasury BillsFR_912797RJ8_0.000000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029566 | JP MORGAN SEC LLC TPR AFR_932KXR004_3.810000_2026-04-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029566 | U.S. Treasury BillsFR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029566 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029566 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000029566 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000029566 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000029566 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.60%